                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: __
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey 07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal Morris Township, New Jersey August 4, 2004
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       71

Form 13F Information Table Value Total:       $483,085
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number                Name
1.           28-7176                             Allied Capital Management LLC

                                   13F REPORT
                                  June 30, 2004
          NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.


COLUMN 1                             COLUMN 2    COLUMN 3       COLUMN 4      COLUMN 5
                                     TITLE OF      CUSIP          VALUE       SHRS OR
NAME OF ISSUER                         CLASS      NUMBER        (x$1000)      PRN AMT   SH/PRN     PUT/CALL
---------------------------------------------------------------------------------------------------------------
ACE LTD                                 COM      G0070K103         6812       161,100      SH         N/A
BUNGE LTD                               COM      G16962105         6363       163,400      SH         N/A
INTERWAVE COMMUNICATIONS                COM      G4911N300            1           285      SH         N/A
AT&T WIRELESS SVCS INC                  COM      00209A106         8377       585,000      SH         N/A
ALCATEL SPONSORED ADR                   ADR      013904305          548        35,358      SH         N/A
ALTRIA GROUP INC                        COM      02209S103         7557       151,000      SH         N/A
AMBAC FINL GROUP INC                    COM      023139108         8548       116,400      SH         N/A
AMERICAN INTL GROUP                     COM      026874107         8310       116,590      SH         N/A
AMERISOURCEBERGEN CORP                  COM      03073E105         8052       134,700      SH         N/A
ANADARKO PETE CORP                      COM      032511107         6100       104,100      SH         N/A
AUTONATION INC                          COM      05329W102         6505       380,400      SH         N/A
BARD C R INC                            COM      067383109         7443       131,400      SH         N/A
BECTON DICKINSON & CO                   COM      075887109         6579       127,000      SH         N/A
BLOCK H & R INC                         COM      093671105         8196       171,900      SH         N/A
BRISTOL W HLDGS INC                     COM      11037M105          353        19,400      SH         N/A
CACHE INC                               COM      127150308          456        33,788      SH         N/A
CIGNA CORP                              COM      125509109         6839        99,400      SH         N/A
CHEVRONTEXACO CORP                      COM      166764100         6785        72,100      SH         N/A
CITIGROUP INC                           COM      172967101         6277       135,000      SH         N/A
CONOCOPHILLIPS                          COM      20825C104         7177        94,074      SH         N/A
CUMULUS MEDIA INC                       CLA      231082108          504        29,988      SH         N/A
DIAMOND CLUSTER                         COM      25278P106          408        46,925      SH         N/A
DOLLAR GEN CORP                         COM      256669102         7977       407,800      SH         N/A
DOMINION RESOURCES INC                  COM      25746U109         6693       106,100      SH         N/A
GAP INC DEL                             COM      364760108         7055       290,900      SH         N/A
HEWLETT PACKARD CO                      COM      428236103        10381       492,000      SH         N/A
HOME DEPOT INC                          COM      437076102        12570       357,100      SH         N/A
INCO LTD                                COM      453258402         7330       212,100      SH         N/A
INSIGHT ENTERPRISES INC                 COM      45765U103         1071        60,300      SH         N/A
INTERNATIONAL FLAVOURS                  COM      459506101         5688       152,100      SH         N/A
J P MORGAN CHASE & CO                   COM      46625H100         7789       200,885      SH         N/A
JOHNSON & JOHNSON                       COM      478160104         9486       170,300      SH         N/A
JOHNSON CTLS INC                        COM      478366107         9801       183,600      SH         N/A
KING PHARMACEUTICALS INC                COM      495582108         3731       325,900      SH         N/A
LABORATORY CORP AMER                    COM      50540R409         6126       154,300      SH         N/A
LIMITED BRANDS INC                      COM      532716107         8157       436,200      SH         N/A
MARSH & MCLENNAN COS INC                COM      571748102         9153       201,700      SH         N/A
MASCO CORP                              COM      574599106        10159       325,800      SH         N/A
MATTEL INC                              COM      577081102        10419       570,900      SH         N/A
MBNA CORP                               COM      55262L100        11190       433,900      SH         N/A
METLIFE INC                             COM      59156R108        10253       286,000      SH         N/A

COLUMN 1                              COLUMN 6           COLUMN 7           COLUMN 8
                                     INVESTMENT           OTHER         VOTING AUTHORITY
NAME OF ISSUER                       DISCRETION          MANAGERS              SOLE                SHARED      NONE
-------------------------------------------------------------------------------------------------------------------
ACE LTD                                DEFINED           DEFINED          161,100
BUNGE LTD                              DEFINED           DEFINED          163,400
INTERWAVE COMMUNICATIONS               DEFINED           DEFINED              285
AT&T WIRELESS SVCS INC                 DEFINED           DEFINED          585,000
ALCATEL SPONSORED ADR                  DEFINED           DEFINED           35,358
ALTRIA GROUP INC                       DEFINED           DEFINED          151,000
AMBAC FINL GROUP INC                   DEFINED           DEFINED          116,400
AMERICAN INTL GROUP                    DEFINED           DEFINED          116,590
AMERISOURCEBERGEN CORP                 DEFINED           DEFINED          134,700
ANADARKO PETE CORP                     DEFINED           DEFINED          104,100
AUTONATION INC                         DEFINED           DEFINED          380,400
BARD C R INC                           DEFINED           DEFINED          131,400
BECTON DICKINSON & CO                  DEFINED           DEFINED          127,000
BLOCK H & R INC                        DEFINED           DEFINED          171,900
BRISTOL W HLDGS INC                    DEFINED           DEFINED           19,400
CACHE INC                              DEFINED           DEFINED           33,788
CIGNA CORP                             DEFINED           DEFINED           99,400
CHEVRONTEXACO CORP                     DEFINED           DEFINED           72,100
CITIGROUP INC                          DEFINED           DEFINED          135,000
CONOCOPHILLIPS                         DEFINED           DEFINED           94,074
CUMULUS MEDIA INC                      DEFINED           DEFINED           29,988
DIAMOND CLUSTER                        DEFINED           DEFINED           46,925
DOLLAR GEN CORP                        DEFINED           DEFINED          407,800
DOMINION RESOURCES INC                 DEFINED           DEFINED          106,100
GAP INC DEL                            DEFINED           DEFINED          290,900
HEWLETT PACKARD CO                     DEFINED           DEFINED          492,000
HOME DEPOT INC                         DEFINED           DEFINED          357,100
INCO LTD                               DEFINED           DEFINED          212,100
INSIGHT ENTERPRISES INC                DEFINED           DEFINED           60,300
INTERNATIONAL FLAVOURS                 DEFINED           DEFINED          152,100
J P MORGAN CHASE & CO                  DEFINED           DEFINED          200,885
JOHNSON & JOHNSON                      DEFINED           DEFINED          170,300
JOHNSON CTLS INC                       DEFINED           DEFINED          183,600
KING PHARMACEUTICALS INC               DEFINED           DEFINED          325,900
LABORATORY CORP AMER                   DEFINED           DEFINED          154,300
LIMITED BRANDS INC                     DEFINED           DEFINED          436,200
MARSH & MCLENNAN COS INC               DEFINED           DEFINED          201,700
MASCO CORP                             DEFINED           DEFINED          325,800
MATTEL INC                             DEFINED           DEFINED          570,900
MBNA CORP                              DEFINED           DEFINED          433,900
METLIFE INC                            DEFINED           DEFINED          286,000

                                   13F REPORT
                                  June 30, 2004
          NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.

COLUMN 1                             COLUMN 2    COLUMN 3       COLUMN 4      COLUMN 5
                                     TITLE OF      CUSIP          VALUE       SHRS OR
NAME OF ISSUER                         CLASS      NUMBER        (x$1000)      PRN AMT   SH/PRN     PUT/CALL
--------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                          COM      594918104        20525       718,680      SH         N/A
MOTOROLA INC                            COM      620076109         5189       284,300      SH         N/A
MYLAN LABS INC                          COM      628530107         5876       290,200      SH         N/A
NORTHROP GRUMMAN CORP                   COM      666807102         5907       110,000      SH         N/A
OMNICOM GROUP                           COM      681919106         6679        88,000      SH         N/A
PEPSICO INC                             COM      713448108         9186       170,500      SH         N/A
PERFORMANCE FOOD GROUP CO               COM      713755106         3400       128,100      SH         N/A
PFIZER INC                              COM      717081103        11964       349,000      SH         N/A
PIER 1 IMPORTS INC                      COM      720279108         6634       375,000      SH         N/A
POPULAR INC                             COM      733174106         8725       204,000      SH         N/A
PORTAL SOFTWARE INC                     COM      736126301          317        87,380      SH         N/A
REEBOK INTL LTD                         COM      758110100         8265       229,700      SH         N/A
SARA LEE CORP                           COM      803111103         5878       255,700      SH         N/A
SBC COMMUNICATIONS INC                  COM      78387G103        10063       415,000      SH         N/A
SEALED AIR CORP                         COM      81211K100         1332        25,000      SH         N/A
SHERWIN WILLIAMS CO                     COM      824348106         7936       191,000      SH         N/A
SIGMA ALDRICH                           COM      826552101         6402       107,400      SH         N/A
STAKTEK HLDGS INC                       COM      85256P106          140        26,750      SH         N/A
ST PAUL COS INC                         COM      792860108         7273       179,400      SH         N/A
SUNGARD DATA SYS INC                    COM      867363103         6932       266,600      SH         N/A
TEVA PHARMACEUTICAL INDS                COM      881624209         6715        99,800      SH         N/A
TOYS R US INC                           COM      892335100         6834       429,000      SH         N/A
US BANCORP DEL COM NEW                  COM      902973304         9205       334,000      SH         N/A
UNION PAC CORP                          COM      907818108         6183       104,000      SH         N/A
VALERO ENERGY CORP                      COM      91913Y100         7479       101,400      SH         N/A
WELLPOINT HEALTH NETWORKS               COM      94973H108        10597        94,600      SH         N/A
WESTERN DIGITAL CORP                    COM      958102105         7079       817,500      SH         N/A
WYETH                                   COM      983024100         8136       225,000      SH         N/A
YUM BRANDS INC                          COM      988498101         8993       241,600      SH         N/A
ZALE CORP                               COM      988858106           22           802      SH         N/A
                          GRAND TOTAL                            483085    15,226,605

COLUMN 1                              COLUMN 6           COLUMN 7           COLUMN 8
                                     INVESTMENT           OTHER         VOTING AUTHORITY
NAME OF ISSUER                       DISCRETION          MANAGERS              SOLE                SHARED      NONE
-------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                         DEFINED           DEFINED          718,680
MOTOROLA INC                           DEFINED           DEFINED          284,300
MYLAN LABS INC                         DEFINED           DEFINED          290,200
NORTHROP GRUMMAN CORP                  DEFINED           DEFINED          110,000
OMNICOM GROUP                          DEFINED           DEFINED           88,000
PEPSICO INC                            DEFINED           DEFINED          170,500
PERFORMANCE FOOD GROUP CO              DEFINED           DEFINED          128,100
PFIZER INC                             DEFINED           DEFINED          349,000
PIER 1 IMPORTS INC                     DEFINED           DEFINED          375,000
POPULAR INC                            DEFINED           DEFINED          204,000
PORTAL SOFTWARE INC                    DEFINED           DEFINED           87,380
REEBOK INTL LTD                        DEFINED           DEFINED          229,700
SARA LEE CORP                          DEFINED           DEFINED          255,700
SBC COMMUNICATIONS INC                 DEFINED           DEFINED          415,000
SEALED AIR CORP                        DEFINED           DEFINED           25,000
SHERWIN WILLIAMS CO                    DEFINED           DEFINED          191,000
SIGMA ALDRICH                          DEFINED           DEFINED          107,400
STAKTEK HLDGS INC                      DEFINED           DEFINED           26,750
ST PAUL COS INC                        DEFINED           DEFINED          179,400
SUNGARD DATA SYS INC                   DEFINED           DEFINED          266,600
TEVA PHARMACEUTICAL INDS               DEFINED           DEFINED           99,800
TOYS R US INC                          DEFINED           DEFINED          429,000
US BANCORP DEL COM NEW                 DEFINED           DEFINED          334,000
UNION PAC CORP                         DEFINED           DEFINED          104,000
VALERO ENERGY CORP                     DEFINED           DEFINED          101,400
WELLPOINT HEALTH NETWORKS              DEFINED           DEFINED           94,600
WESTERN DIGITAL CORP                   DEFINED           DEFINED          817,500
WYETH                                  DEFINED           DEFINED          225,000
YUM BRANDS INC                         DEFINED           DEFINED          241,600
ZALE CORP                              DEFINED           DEFINED              802




                                       Page 2 of 2